Revenue - Summary of licensing revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 15,183
Licensing revenue [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 15,183